Other assets	12 Months Ended
Dec. 31, 2015
Other Assets Abstract
Other assets

Note 19 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	2015	2014
Net deferred tax assets (net of valuation allowance)	$1,302,452	$812,819
Investments under the equity method	212,838	225,625
Prepaid taxes	180,969	198,120
Other prepaid expenses	87,016	84,079
Derivative assets	16,959	25,362
Trades receivables from brokers and counterparties	78,759	66,949
Others	321,970	233,489
Total other assets	$2,200,963	$1,646,443

Prepaid taxes at December 31, 2015 and December 31, 2014 includes a payment of $45 million in income taxes in connection with the Closing Agreement signed with the Puerto Rico Department of Treasury on June 30, 2014.

As discussed in Note 42, the corporation recorded during the year ended December 31, 2015 a partial reversal of the valuation allowance on its deferred tax assets from its U.S. operations for approximately $589 million.